UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Slate Path Capital LP
Address: 717 Fifth Avenue
         16th Floor
         New York, New York  10022

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Hansen
Title:     Chief Financial Officer & Chief Compliance Officer
Phone:     212-257-4330

Signature, Place, and Date of Signing:

 /s/   Thomas Hansen     New York, New York     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $1,100,941 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784   117020  3315000 SH       SOLE                  3315000        0        0
CHENIERE ENERGY INC            COM NEW          16411R208    72602  3865931 SH       SOLE                  3865931        0        0
COLFAX CORP                    COM              194014106   117807  2919632 SH       SOLE                  2919632        0        0
FACEBOOK INC                   CL A             30303M102    76798  2885000 SH       SOLE                  2885000        0        0
GOOGLE INC                     CL A             38259P508    99741   141000 SH       SOLE                   141000        0        0
LOWES COS INC                  COM              548661107    94128  2650000 SH       SOLE                  2650000        0        0
NETFLIX INC                    COM              64110L106   123145  1330000 SH       SOLE                  1330000        0        0
RANGE RES CORP                 COM              75281A109    58746   935000 SH       SOLE                   935000        0        0
SEALED AIR CORP NEW            COM              81211K100    78795  4500000 SH       SOLE                  4500000        0        0
SIRIUS XM RADIO INC            COM              82967N108   106208 36750000 SH       SOLE                 36750000        0        0
TRIPADVISOR INC                COM              896945201    89499  2135000 SH       SOLE                  2135000        0        0
VIACOM INC NEW                 CL B             92553P201    66452  1260000 SH       SOLE                  1260000        0        0